Net Income Per Share (Tables)	6 Months Ended
Jun. 30, 2011
Net Income Per Share
Schedule Of Basic And Diluted Net Income Per Share Calculation

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In millions)	2011	2010	2011	2010

Numerator:
Income from continuing operations	$23.5	$49.5	$54.9	$94.8
Discontinued operations, net of taxes	1.4	3.5	5.1	8.3
Net income	$24.9	$53.0	$60.0	$103.1

Denominator:
Weighted-average common shares outstanding	103.7	125.8	104.9	125.8
Dilutive effect of stock-based awards	0.9	2.4	1.0	2.2
Weighted average shares for diluted net income per share	104.6	128.2	105.9	128.0

Common Stock Equivalents That Were Not Included In The Calculation Of Diluted Net Income Per Share

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In millions)	2011	2010	2011	2010

Employee stock options (1)	2.3	1.9	2.3	2.0
Warrants to purchase common stock (1)	15.5	15.5	15.5	15.5
Convertible debt instruments (2)	15.5	15.5	15.5	15.5

(1)
These common stock equivalents were excluded because their exercise prices ($36.60 per share for the warrants) exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive. These securities could be dilutive in future periods.

(2)
These common stock equivalents were excluded because the conversion price ($24.25 per share) exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive. These securities could be dilutive in future periods.